Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000029773 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Select MicroCap Index Fund
Class Name	First Trust Dow Jones Select MicroCap Index Fund
Trading Symbol	FDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones Select MicroCap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Select MicroCap Index Fund	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 190,219,551
Holdings Count | Holding	139
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$190,219,551
Total number of portfolio holdings	139
Portfolio turnover rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	9.7%
Centrus Energy Corp., Class A	4.2%
Sezzle, Inc.	4.1%
Limbach Holdings, Inc.	2.3%
Turning Point Brands, Inc.	2.1%
Solaris Energy Infrastructure, Inc.	1.6%
BJ's Restaurants, Inc.	1.5%
Astec Industries, Inc.	1.5%
SpartanNash Co.	1.4%
Willdan Group, Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	9.7%
Centrus Energy Corp., Class A	4.2%
Sezzle, Inc.	4.1%
Limbach Holdings, Inc.	2.3%
Turning Point Brands, Inc.	2.1%
Solaris Energy Infrastructure, Inc.	1.6%
BJ's Restaurants, Inc.	1.5%
Astec Industries, Inc.	1.5%
SpartanNash Co.	1.4%
Willdan Group, Inc.	1.3%

C000030350 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Morningstar Dividend Leaders Index Fund
Class Name	First Trust Morningstar Dividend Leaders Index Fund
Trading Symbol	FDL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Morningstar Dividend Leaders Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Morningstar Dividend Leaders Index Fund	$22	0.43%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[2]
Net Assets	$ 5,412,416,192
Holdings Count | Holding	101
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$5,412,416,192
Total number of portfolio holdings	101
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Exxon Mobil Corp.	10.1%
Verizon Communications, Inc.	7.4%
Chevron Corp.	7.3%
Pfizer, Inc.	6.4%
Merck & Co., Inc.	5.3%
PepsiCo, Inc.	4.9%
Altria Group, Inc.	4.5%
Comcast Corp., Class A	3.3%
United Parcel Service, Inc., Class B	3.2%
Bristol-Myers Squibb Co.	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Exxon Mobil Corp.	10.1%
Verizon Communications, Inc.	7.4%
Chevron Corp.	7.3%
Pfizer, Inc.	6.4%
Merck & Co., Inc.	5.3%
PepsiCo, Inc.	4.9%
Altria Group, Inc.	4.5%
Comcast Corp., Class A	3.3%
United Parcel Service, Inc., Class B	3.2%
Bristol-Myers Squibb Co.	3.1%

C000030351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust US Equity Opportunities ETF
Class Name	First Trust US Equity Opportunities ETF
Trading Symbol	FPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust US Equity Opportunities ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust US Equity Opportunities ETF	$31	0.57%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%	[3]
Net Assets	$ 963,192,737
Holdings Count | Holding	102
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$963,192,737
Total number of portfolio holdings	102
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
GE Vernova, Inc.	8.8%
Palantir Technologies, Inc., Class A	6.5%
AppLovin Corp., Class A	5.3%
DoorDash, Inc., Class A	4.6%
Constellation Energy Corp.	4.4%
International Business Machines Corp.	4.4%
JPMorgan Chase & Co.	4.3%
ROBLOX Corp., Class A	3.5%
Robinhood Markets, Inc., Class A	3.1%
Duolingo, Inc.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GE Vernova, Inc.	8.8%
Palantir Technologies, Inc., Class A	6.5%
AppLovin Corp., Class A	5.3%
DoorDash, Inc., Class A	4.6%
Constellation Energy Corp.	4.4%
International Business Machines Corp.	4.4%
JPMorgan Chase & Co.	4.3%
ROBLOX Corp., Class A	3.5%
Robinhood Markets, Inc., Class A	3.1%
Duolingo, Inc.	2.0%

C000030477 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100 Equal Weighted Index Fund
Class Name	First Trust NASDAQ-100 Equal Weighted Index Fund
Trading Symbol	QQEW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Equal Weighted Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQEW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQEW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Equal Weighted Index Fund	$29	0.56%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[4]
Net Assets	$ 1,890,452,414
Holdings Count | Holding	103
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,890,452,414
Total number of portfolio holdings	103
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ARM Holdings PLC, ADR	1.1%
Broadcom, Inc.	1.1%
DoorDash, Inc., Class A	1.1%
Advanced Micro Devices, Inc.	1.1%
NVIDIA Corp.	1.1%
Netflix, Inc.	1.0%
Booking Holdings, Inc.	1.0%
Applied Materials, Inc.	1.0%
Dexcom, Inc.	1.0%
Synopsys, Inc.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ARM Holdings PLC, ADR	1.1%
Broadcom, Inc.	1.1%
DoorDash, Inc., Class A	1.1%
Advanced Micro Devices, Inc.	1.1%
NVIDIA Corp.	1.1%
Netflix, Inc.	1.0%
Booking Holdings, Inc.	1.0%
Applied Materials, Inc.	1.0%
Dexcom, Inc.	1.0%
Synopsys, Inc.	1.0%

C000030478 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100-Technology Sector Index Fund
Trading Symbol	QTEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ-100-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QTEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QTEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100-Technology Sector Index Fund	$29	0.55%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[5]
Net Assets	$ 2,727,602,334
Holdings Count | Holding	47
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$2,727,602,334
Total number of portfolio holdings	47
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ARM Holdings PLC, ADR	2.4%
Broadcom, Inc.	2.4%
DoorDash, Inc., Class A	2.4%
Advanced Micro Devices, Inc.	2.4%
MicroStrategy, Inc., Class A	2.4%
NVIDIA Corp.	2.4%
Synopsys, Inc.	2.3%
Shopify, Inc., Class A	2.3%
Applied Materials, Inc.	2.3%
Lam Research Corp.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ARM Holdings PLC, ADR	2.4%
Broadcom, Inc.	2.4%
DoorDash, Inc., Class A	2.4%
Advanced Micro Devices, Inc.	2.4%
MicroStrategy, Inc., Class A	2.4%
NVIDIA Corp.	2.4%
Synopsys, Inc.	2.3%
Shopify, Inc., Class A	2.3%
Applied Materials, Inc.	2.3%
Lam Research Corp.	2.3%

C000033929 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NYSE® Arca® Biotechnology Index Fund
Class Name	First Trust NYSE® Arca® Biotechnology Index Fund
Trading Symbol	FBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FBT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NYSE® Arca® Biotechnology Index Fund	$27	0.55%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[6]
Net Assets	$ 1,006,049,742
Holdings Count | Holding	31
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,006,049,742
Total number of portfolio holdings	31
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ACADIA Pharmaceuticals, Inc.	4.6%
Neurocrine Biosciences, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	4.3%
Illumina, Inc.	4.0%
Exelixis, Inc.	3.9%
Incyte Corp.	3.8%
Exact Sciences Corp.	3.8%
Natera, Inc.	3.6%
Mettler-Toledo International, Inc.	3.5%
BioNTech SE, ADR	3.5%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ACADIA Pharmaceuticals, Inc.	4.6%
Neurocrine Biosciences, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	4.3%
Illumina, Inc.	4.0%
Exelixis, Inc.	3.9%
Incyte Corp.	3.8%
Exact Sciences Corp.	3.8%
Natera, Inc.	3.6%
Mettler-Toledo International, Inc.	3.5%
BioNTech SE, ADR	3.5%

C000033930 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Internet Index Fund
Class Name	First Trust Dow Jones Internet Index Fund
Trading Symbol	FDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones Internet Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Internet Index Fund	$26	0.49%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[7]
Net Assets	$ 7,310,874,202
Holdings Count | Holding	43
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$7,310,874,202
Total number of portfolio holdings	43
Portfolio turnover rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Netflix, Inc.	10.5%
Meta Platforms, Inc., Class A	10.2%
Amazon.com, Inc.	9.9%
Alphabet, Inc., Class A	5.3%
Cisco Systems, Inc.	5.2%
Booking Holdings, Inc.	4.6%
Salesforce, Inc.	4.4%
Alphabet, Inc., Class C	4.3%
Arista Networks, Inc.	4.2%
DoorDash, Inc., Class A	3.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Netflix, Inc.	10.5%
Meta Platforms, Inc., Class A	10.2%
Amazon.com, Inc.	9.9%
Alphabet, Inc., Class A	5.3%
Cisco Systems, Inc.	5.2%
Booking Holdings, Inc.	4.6%
Salesforce, Inc.	4.4%
Alphabet, Inc., Class C	4.3%
Arista Networks, Inc.	4.2%
DoorDash, Inc., Class A	3.4%

C000034137 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® ETF
Class Name	First Trust Capital Strength® ETF
Trading Symbol	FTCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Capital Strength® ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® ETF	$27	0.53%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[8]
Net Assets	$ 8,404,027,525
Holdings Count | Holding	51
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$8,404,027,525
Total number of portfolio holdings	51
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	2.6%
TE Connectivity PLC	2.5%
Cisco Systems, Inc.	2.4%
Blackrock, Inc.	2.3%
Honeywell International, Inc.	2.3%
Moody’s Corp.	2.2%
Stryker Corp.	2.2%
Dover Corp.	2.2%
PPG Industries, Inc.	2.2%
Ecolab, Inc.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.6%
TE Connectivity PLC	2.5%
Cisco Systems, Inc.	2.4%
Blackrock, Inc.	2.3%
Honeywell International, Inc.	2.3%
Moody’s Corp.	2.2%
Stryker Corp.	2.2%
Dover Corp.	2.2%
PPG Industries, Inc.	2.2%
Ecolab, Inc.	2.1%

C000035622 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Class Name	First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Trading Symbol	QQXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QQXT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QQXT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	$29	0.57%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[9]
Net Assets	$ 1,117,489,872
Holdings Count | Holding	57
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,117,489,872
Total number of portfolio holdings	57
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Warner Bros. Discovery, Inc.	1.9%
Booking Holdings, Inc.	1.9%
Dexcom, Inc.	1.9%
MercadoLibre, Inc.	1.9%
Netflix, Inc.	1.9%
T-Mobile US, Inc.	1.9%
Axon Enterprise, Inc.	1.9%
Electronic Arts, Inc.	1.8%
Intuitive Surgical, Inc.	1.8%
Constellation Energy Corp.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Warner Bros. Discovery, Inc.	1.9%
Booking Holdings, Inc.	1.9%
Dexcom, Inc.	1.9%
MercadoLibre, Inc.	1.9%
Netflix, Inc.	1.9%
T-Mobile US, Inc.	1.9%
Axon Enterprise, Inc.	1.9%
Electronic Arts, Inc.	1.8%
Intuitive Surgical, Inc.	1.8%
Constellation Energy Corp.	1.8%

C000037851 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dividend StrengthTM ETF
Class Name	First Trust Dividend StrengthTM ETF
Trading Symbol	FTDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dividend StrengthTM ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTDS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTDS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dividend StrengthTM ETF	$35	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[10]
Net Assets	$ 26,091,632
Holdings Count | Holding	51
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$26,091,632
Total number of portfolio holdings	51
Portfolio turnover rate	78%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Caterpillar, Inc.	2.4%
TE Connectivity PLC	2.4%
East West Bancorp, Inc.	2.4%
Popular, Inc.	2.3%
NXP Semiconductors N.V.	2.3%
NIKE, Inc., Class B	2.3%
CF Industries Holdings, Inc.	2.2%
Stifel Financial Corp.	2.2%
Blackrock, Inc.	2.2%
Equitable Holdings, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Caterpillar, Inc.	2.4%
TE Connectivity PLC	2.4%
East West Bancorp, Inc.	2.4%
Popular, Inc.	2.3%
NXP Semiconductors N.V.	2.3%
NIKE, Inc., Class B	2.3%
CF Industries Holdings, Inc.	2.2%
Stifel Financial Corp.	2.2%
Blackrock, Inc.	2.2%
Equitable Holdings, Inc.	2.2%

C000037913 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Value Line® Dividend Index Fund
Class Name	First Trust Value Line® Dividend Index Fund
Trading Symbol	FVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Value Line® Dividend Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FVD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Value Line® Dividend Index Fund	$31	0.62%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[11]
Net Assets	$ 9,005,798,873
Holdings Count | Holding	238
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$9,005,798,873
Total number of portfolio holdings	238
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Juniper Networks, Inc.	0.5%
Goldman Sachs Group (The), Inc.	0.5%
Blackrock, Inc.	0.4%
SEI Investments Co.	0.4%
Genpact Ltd.	0.4%
Caterpillar, Inc.	0.4%
America Movil S.A.B. de C.V., ADR	0.4%
Rogers Communications, Inc., Class B	0.4%
Morgan Stanley	0.4%
Bank of Montreal	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Juniper Networks, Inc.	0.5%
Goldman Sachs Group (The), Inc.	0.5%
Blackrock, Inc.	0.4%
SEI Investments Co.	0.4%
Genpact Ltd.	0.4%
Caterpillar, Inc.	0.4%
America Movil S.A.B. de C.V., ADR	0.4%
Rogers Communications, Inc., Class B	0.4%
Morgan Stanley	0.4%
Bank of Montreal	0.4%

C000041643 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® Clean Edge®Green Energy Index Fund
Class Name	First Trust NASDAQ® Clean Edge®Green Energy Index Fund
Trading Symbol	QCLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Green Energy Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Green Energy Index Fund	$29	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[12]
Net Assets	$ 400,764,416
Holdings Count | Holding	49
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$400,764,416
Total number of portfolio holdings	49
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	9.0%
ON Semiconductor Corp.	8.3%
First Solar, Inc.	7.0%
Rivian Automotive, Inc., Class A	6.3%
Tesla, Inc.	6.1%
NEXTracker, Inc., Class A	4.2%
Acuity, Inc.	3.8%
Albemarle Corp.	3.7%
Universal Display Corp.	3.6%
Brookfield Renewable Partners, L.P.	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	9.0%
ON Semiconductor Corp.	8.3%
First Solar, Inc.	7.0%
Rivian Automotive, Inc., Class A	6.3%
Tesla, Inc.	6.1%
NEXTracker, Inc., Class A	4.2%
Acuity, Inc.	3.8%
Albemarle Corp.	3.7%
Universal Display Corp.	3.6%
Brookfield Renewable Partners, L.P.	3.6%

C000047557 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P REIT Index Fund
Class Name	First Trust S&P REIT Index Fund
Trading Symbol	FRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P REIT Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FRI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P REIT Index Fund	$25	0.50%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[13]
Net Assets	$ 150,031,368
Holdings Count | Holding	137
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$150,031,368
Total number of portfolio holdings	137
Portfolio turnover rate	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Prologis, Inc.	8.6%
Welltower, Inc.	8.4%
Equinix, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.6%
Simon Property Group, Inc.	4.3%
Public Storage	4.1%
VICI Properties, Inc.	3.0%
Extra Space Storage, Inc.	2.7%
Iron Mountain, Inc.	2.7%
REIT Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	8.6%
Welltower, Inc.	8.4%
Equinix, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.6%
Simon Property Group, Inc.	4.3%
Public Storage	4.1%
VICI Properties, Inc.	3.0%
Extra Space Storage, Inc.	2.7%
Iron Mountain, Inc.	2.7%

C000047627 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Natural Gas ETF
Class Name	First Trust Natural Gas ETF
Trading Symbol	FCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Natural Gas ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Natural Gas ETF	$29	0.59%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[14]
Net Assets	$ 334,908,655
Holdings Count | Holding	41
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$334,908,655
Total number of portfolio holdings	41
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
EOG Resources, Inc.	4.6%
ConocoPhillips	4.4%
EQT Corp.	4.3%
Hess Midstream, L.P., Class A	4.3%
Western Midstream Partners, L.P.	4.3%
Occidental Petroleum Corp.	4.3%
Expand Energy Corp.	4.0%
Diamondback Energy, Inc.	3.9%
Devon Energy Corp.	3.9%
Coterra Energy, Inc.	3.8%
Sub-Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
EOG Resources, Inc.	4.6%
ConocoPhillips	4.4%
EQT Corp.	4.3%
Hess Midstream, L.P., Class A	4.3%
Western Midstream Partners, L.P.	4.3%
Occidental Petroleum Corp.	4.3%
Expand Energy Corp.	4.0%
Diamondback Energy, Inc.	3.9%
Devon Energy Corp.	3.9%
Coterra Energy, Inc.	3.8%

C000047628 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Water ETF
Class Name	First Trust Water ETF
Trading Symbol	FIW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Water ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Water ETF	$26	0.51%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[15]
Net Assets	$ 1,859,108,108
Holdings Count | Holding	38
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,859,108,108
Total number of portfolio holdings	38
Portfolio turnover rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
IDEXX Laboratories, Inc.	4.6%
Ferguson Enterprises, Inc.	4.6%
American Water Works Co., Inc.	3.8%
Veralto Corp.	3.8%
Ecolab, Inc.	3.8%
Xylem, Inc.	3.7%
AECOM	3.7%
Roper Technologies, Inc.	3.6%
Stantec, Inc.	3.6%
Pentair PLC	3.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
IDEXX Laboratories, Inc.	4.6%
Ferguson Enterprises, Inc.	4.6%
American Water Works Co., Inc.	3.8%
Veralto Corp.	3.8%
Ecolab, Inc.	3.8%
Xylem, Inc.	3.7%
AECOM	3.7%
Roper Technologies, Inc.	3.6%
Stantec, Inc.	3.6%
Pentair PLC	3.6%

C000078718 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® ABA Community Bank Index Fund
Class Name	First Trust NASDAQ® ABA Community Bank Index Fund
Trading Symbol	QABA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ® ABA Community Bank Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QABA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QABA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® ABA Community Bank Index Fund	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[16]
Net Assets	$ 122,064,769
Holdings Count | Holding	148
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$122,064,769
Total number of portfolio holdings	148
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Wintrust Financial Corp.	4.3%
Commerce Bancshares, Inc.	4.3%
Bank OZK	2.8%
United Bankshares, Inc.	2.7%
First Financial Bankshares, Inc.	2.7%
Hancock Whitney Corp.	2.6%
International Bancshares Corp.	2.2%
BancFirst Corp.	2.1%
Texas Capital Bancshares, Inc.	1.9%
TFS Financial Corp.	1.9%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Wintrust Financial Corp.	4.3%
Commerce Bancshares, Inc.	4.3%
Bank OZK	2.8%
United Bankshares, Inc.	2.7%
First Financial Bankshares, Inc.	2.7%
Hancock Whitney Corp.	2.6%
International Bancshares Corp.	2.2%
BancFirst Corp.	2.1%
Texas Capital Bancshares, Inc.	1.9%
TFS Financial Corp.	1.9%

C000191287 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow 30 Equal Weight ETF
Class Name	First Trust Dow 30 Equal Weight ETF
Trading Symbol	EDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow 30 Equal Weight ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EDOW. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EDOW
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow 30 Equal Weight ETF	$26	0.50%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[17]
Net Assets	$ 222,160,166
Holdings Count | Holding	31
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$222,160,166
Total number of portfolio holdings	31
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Goldman Sachs Group (The), Inc.	3.7%
NIKE, Inc., Class B	3.7%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	3.5%
Cisco Systems, Inc.	3.5%
Caterpillar, Inc.	3.5%
American Express Co.	3.5%
Microsoft Corp.	3.4%
International Business Machines Corp.	3.4%
Walt Disney (The) Co.	3.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Goldman Sachs Group (The), Inc.	3.7%
NIKE, Inc., Class B	3.7%
NVIDIA Corp.	3.6%
JPMorgan Chase & Co.	3.5%
Cisco Systems, Inc.	3.5%
Caterpillar, Inc.	3.5%
American Express Co.	3.5%
Microsoft Corp.	3.4%
International Business Machines Corp.	3.4%
Walt Disney (The) Co.	3.4%

C000201408 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Lunt U.S. Factor Rotation ETF
Class Name	First Trust Lunt U.S. Factor Rotation ETF
Trading Symbol	FCTR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Lunt U.S. Factor Rotation ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Lunt U.S. Factor Rotation ETF	$33	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[18]
Net Assets	$ 64,586,860
Holdings Count | Holding	165
Investment Company Portfolio Turnover	165.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$64,586,860
Total number of portfolio holdings	165
Portfolio turnover rate	165%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp., Class A	2.7%
Republic Services, Inc.	1.8%
Visa, Inc., Class A	1.7%
Mastercard, Inc., Class A	1.6%
Howmet Aerospace, Inc.	1.6%
Texas Pacific Land Corp.	1.5%
HEICO Corp.	1.5%
Netflix, Inc.	1.5%
Verisk Analytics, Inc.	1.4%
Cintas Corp.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AppLovin Corp., Class A	2.7%
Republic Services, Inc.	1.8%
Visa, Inc., Class A	1.7%
Mastercard, Inc., Class A	1.6%
Howmet Aerospace, Inc.	1.6%
Texas Pacific Land Corp.	1.5%
HEICO Corp.	1.5%
Netflix, Inc.	1.5%
Verisk Analytics, Inc.	1.4%
Cintas Corp.	1.4%

C000222996 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Target Income ETF
Class Name	FT Vest Gold Strategy Target Income ETF
Trading Symbol	IGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Target Income ETF® (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Target Income ETF®	$46	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[19]
Net Assets	$ 251,665,747
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$251,665,747
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	117.9%
Money Market Funds	0.4%
Purchased Options	0.5%
Written Options	(19.5%)
Net Other Assets and Liabilities	0.7%
Total	100.0%

C000222997 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Gold Strategy Quarterly Buffer ETF
Class Name	FT Vest Gold Strategy Quarterly Buffer ETF
Trading Symbol	BGLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Gold Strategy Quarterly Buffer ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BGLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BGLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Gold Strategy Quarterly Buffer ETF	$48	0.90%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[20]
Net Assets	$ 76,287,196
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$76,287,196
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	93.4%
Money Market Funds	0.6%
Purchased Options	6.6%
Written Options	(0.6%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000238091 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Aerospace & Defense ETF
Class Name	First Trust Indxx Aerospace & Defense ETF
Trading Symbol	MISL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Aerospace & Defense ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MISL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MISL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Aerospace & Defense ETF	$33	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[21]
Net Assets	$ 160,345,838
Holdings Count | Holding	36
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$160,345,838
Total number of portfolio holdings	36
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
General Electric Co.	9.1%
Boeing (The) Co.	8.6%
RTX Corp.	7.3%
Lockheed Martin Corp.	6.4%
Northrop Grumman Corp.	6.2%
Howmet Aerospace, Inc.	4.8%
HEICO Corp.	4.2%
Curtiss-Wright Corp.	4.0%
L3Harris Technologies, Inc.	3.8%
TransDigm Group, Inc.	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
General Electric Co.	9.1%
Boeing (The) Co.	8.6%
RTX Corp.	7.3%
Lockheed Martin Corp.	6.4%
Northrop Grumman Corp.	6.2%
Howmet Aerospace, Inc.	4.8%
HEICO Corp.	4.2%
Curtiss-Wright Corp.	4.0%
L3Harris Technologies, Inc.	3.8%
TransDigm Group, Inc.	3.7%

C000238354 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Growth StrengthTM ETF
Class Name	First Trust Growth StrengthTM ETF
Trading Symbol	FTGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTGS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[22]
Net Assets	$ 1,143,523,902
Holdings Count | Holding	51
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,143,523,902
Total number of portfolio holdings	51
Portfolio turnover rate	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vertiv Holdings Co., Class A	3.0%
Broadcom, Inc.	2.7%
NVIDIA Corp.	2.6%
Amphenol Corp., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Trade Desk (The), Inc., Class A	2.4%
Arista Networks, Inc.	2.4%
Pinterest, Inc., Class A	2.4%
EMCOR Group, Inc.	2.3%
KLA Corp.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vertiv Holdings Co., Class A	3.0%
Broadcom, Inc.	2.7%
NVIDIA Corp.	2.6%
Amphenol Corp., Class A	2.5%
Meta Platforms, Inc., Class A	2.5%
Trade Desk (The), Inc., Class A	2.4%
Arista Networks, Inc.	2.4%
Pinterest, Inc., Class A	2.4%
EMCOR Group, Inc.	2.3%
KLA Corp.	2.3%

C000241319 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Inflation Sensitive Equity ETF
Class Name	First Trust Bloomberg Inflation Sensitive Equity ETF
Trading Symbol	FTIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Inflation Sensitive Equity ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTIF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTIF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Inflation Sensitive Equity ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[23]
Net Assets	$ 1,069,968
Holdings Count | Holding	52
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,069,968
Total number of portfolio holdings	52
Portfolio turnover rate	58%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mosaic (The) Co.	3.0%
Royal Gold, Inc.	2.7%
Johnson Controls International PLC	2.7%
Quanta Services, Inc.	2.4%
TE Connectivity PLC	2.4%
Trane Technologies PLC	2.4%
Reliance, Inc.	2.3%
Freeport-McMoRan, Inc.	2.3%
Range Resources Corp.	2.3%
Nucor Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mosaic (The) Co.	3.0%
Royal Gold, Inc.	2.7%
Johnson Controls International PLC	2.7%
Quanta Services, Inc.	2.4%
TE Connectivity PLC	2.4%
Trane Technologies PLC	2.4%
Reliance, Inc.	2.3%
Freeport-McMoRan, Inc.	2.3%
Range Resources Corp.	2.3%
Nucor Corp.	2.2%

C000244355 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Class Name	First Trust S&P 500 Diversified Free Cash Flow ETF
Trading Symbol	FCFY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P 500 Diversified Free Cash Flow ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Free Cash Flow ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[24]
Net Assets	$ 1,240,955
Holdings Count | Holding	103
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$1,240,955
Total number of portfolio holdings	103
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Skyworks Solutions, Inc.	4.4%
Jabil, Inc.	3.2%
Synchrony Financial	3.0%
Hewlett Packard Enterprise Co.	2.5%
HP, Inc.	2.5%
Gen Digital, Inc.	2.5%
ON Semiconductor Corp.	2.4%
Warner Bros. Discovery, Inc.	2.3%
Match Group, Inc.	2.3%
NetApp, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Skyworks Solutions, Inc.	4.4%
Jabil, Inc.	3.2%
Synchrony Financial	3.0%
Hewlett Packard Enterprise Co.	2.5%
HP, Inc.	2.5%
Gen Digital, Inc.	2.5%
ON Semiconductor Corp.	2.4%
Warner Bros. Discovery, Inc.	2.3%
Match Group, Inc.	2.3%
NetApp, Inc.	2.2%

C000252251 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Developing World Equity ETF
Class Name	First Trust WCM Developing World Equity ETF
Trading Symbol	WCME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust WCM Developing World Equity ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCME. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/WCME
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Developing World Equity ETF	$53	0.96%(1) (2)
(1)	Annualized.
(2)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.96%	[25],[26]
Net Assets	$ 9,079,348
Holdings Count | Holding	33
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$9,079,348
Total number of portfolio holdings	33
Portfolio turnover rate	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	8.5%
B3 S.A. - Brasil Bolsa Balcao	4.6%
TOTVS S.A.	4.5%
ICICI Bank Ltd., ADR	4.1%
AIA Group Ltd.	3.9%
Nippon Paint Holdings Co., Ltd.	3.9%
Tencent Holdings Ltd.	3.8%
Bid Corp., Ltd.	3.8%
Hong Kong Exchanges & Clearing Ltd.	3.6%
Coupang, Inc.	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	8.5%
B3 S.A. - Brasil Bolsa Balcao	4.6%
TOTVS S.A.	4.5%
ICICI Bank Ltd., ADR	4.1%
AIA Group Ltd.	3.9%
Nippon Paint Holdings Co., Ltd.	3.9%
Tencent Holdings Ltd.	3.8%
Bid Corp., Ltd.	3.8%
Hong Kong Exchanges & Clearing Ltd.	3.6%
Coupang, Inc.	3.6%

C000252253 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM International Equity ETF
Class Name	First Trust WCM International Equity ETF
Trading Symbol	WCMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust WCM International Equity ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/WCMI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/WCMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM International Equity ETF	$47	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[27]
Net Assets	$ 295,238,886
Holdings Count | Holding	41
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$295,238,886
Total number of portfolio holdings	41
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	4.7%
Iberdrola S.A.	3.6%
United Overseas Bank Ltd.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
HDFC Bank Ltd., ADR	3.3%
Hensoldt AG	3.2%
Wise PLC, Class A	3.2%
Trane Technologies PLC	2.9%
GMO Payment Gateway, Inc.	2.9%
Haleon PLC	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rolls-Royce Holdings PLC	4.7%
Iberdrola S.A.	3.6%
United Overseas Bank Ltd.	3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
HDFC Bank Ltd., ADR	3.3%
Hensoldt AG	3.2%
Wise PLC, Class A	3.2%
Trane Technologies PLC	2.9%
GMO Payment Gateway, Inc.	2.9%
Haleon PLC	2.9%

C000257115 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy Floor15 ETF - April
Class Name	FT Vest Bitcoin Strategy Floor15 ETF - April
Trading Symbol	BFAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - April (the “Fund”) for the period of April 3, 2025 (commencement of investment operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BFAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - April	$24(1)	0.90%(2)
(1)	The Fund commenced investment operations on April 3, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 24	[28]
Expense Ratio, Percent	0.90%	[29]
Net Assets	$ 30,331,382
Holdings Count | Holding	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$30,331,382
Total number of portfolio holdings	9
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.1%
Purchased Options	1,114.0%
Written Options	(1,015.5%)
Net Other Assets and Liabilities	1.4%
Total	100.0%

C000257572 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy & Target Income ETF
Class Name	FT Vest Bitcoin Strategy & Target Income ETF
Trading Symbol	DFII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy & Target Income ETF (the “Fund”) for the period of April 2, 2025 (commencement of investment operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DFII
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy & Target Income ETF	$23(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 2, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 23	[30]
Expense Ratio, Percent	0.85%	[31]
Net Assets	$ 4,775,349
Holdings Count | Holding	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$4,775,349
Total number of portfolio holdings	8
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	1,437.9%
Written Options	(1,365.3%)
Net Other Assets and Liabilities	26.2%
Total	100.0%

C000261438 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Bitcoin Strategy Floor15 ETF - July
Class Name	FT Vest Bitcoin Strategy Floor15 ETF - July
Trading Symbol	BFJL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Bitcoin Strategy Floor15 ETF - July (the “Fund”) for the period of June 30, 2025 (commencement of investment operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BFJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BFJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Bitcoin Strategy Floor15 ETF - July	$0(1)	0.00%(1) (2)
(1)
The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher and expense ratio would have been 0.90%.

(2)	Annualized.

Expenses Paid, Amount	$ 0	[32]
Expense Ratio, Percent	0.00%	[32],[33]
Net Assets	$ 994,384
Holdings Count | Holding	8
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$994,384
Total number of portfolio holdings	8
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	1,320.3%
Written Options	(1,222.8%)
Net Other Assets and Liabilities	2.5%
Total	100.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.95%.
[27]	Annualized.
[28]	The Fund commenced investment operations on April 3, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[29]	Annualized.
[30]	The Fund commenced investment operations on April 2, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[31]	Annualized.
[32]	The Fund commenced investment operations on June 30, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher and expense ratio would have been 0.90%.
[33]	Annualized.